Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Summary of Supplemental Cash Flow Information
	2016	2015
Net interest received in cash, included in operations	$(206)	$(207)
Taxes paid	5,699	3,623
Patent acquisition liability	1,000	9,000